CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details) $ in Thousands		12 Months Ended
	Jun. 16, 2021 ARS ($) Segment	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS [Abstract]
Percentage points in probability of occurrence in base scenario		65.00%
Percentage points in probability of occurrence in optimistic scenario		20.00%
Percentage points in probability of occurrence in pessimistic scenario		15.00%
Book value of PPE [Abstract]
Impairment charge		$ 0	$ 0	$ 9,156,072
Income tax [Abstract]
Number of segments for accumulated net taxable income | Segment	3
Percentage of accumulated net taxable income		35.00%	35.00%	30.00%	30.00%	30.00%	35.00%
Accumulated net income		$ 17,282,634	$ 22,954,106	$ 6,783,682
Segment 1 [Member]
Income tax [Abstract]
Percentage of accumulated net taxable income	25.00%
Segment 1 [Member] | Top of Range [Member]
Income tax [Abstract]
Accumulated net income	$ 5,000
Segment 2 [Member]
Income tax [Abstract]
Percentage of accumulated net taxable income	30.00%
Segment 2 [Member] | Bottom of Range [Member]
Income tax [Abstract]
Accumulated net income	$ 5,000
Segment 2 [Member] | Top of Range [Member]
Income tax [Abstract]
Accumulated net income	$ 50,000
Segment 3 [Member]
Income tax [Abstract]
Percentage of accumulated net taxable income	35.00%
Segment 3 [Member] | Bottom of Range [Member]
Income tax [Abstract]
Accumulated net income	$ 50,000
Natural Gas Transportation [Member]
Book value of PPE [Abstract]
Impairment charge				$ 9,155,000
Natural Gas Transportation [Member] | Carrying Amount [member]
Book value of PPE [Abstract]
Cash generating units		$ 189,314,745,000